INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Income (loss) before income taxes	R$ 2,524,447	R$ 5,463,715	R$ 9,346,605
Statutory tax rates	34.00%	34.00%	34.00%
Income and social contribution taxes at statutory rates	R$ (858,312)	R$ (1,857,663)	R$ (3,177,846)
Tax adjustment with respect to:
Difference in tax rates in foreign companies	402,939	805,361	281,754
Equity in earnings of unconsolidated companies	32,511	157,919	281,386
Interest on equity (Note 2.14)	65	(1,662)	302,602
Interests on tax lawsuits	42,417	38,249	134,131
Tax credits and incentives	9,311	10,382	16,634
Deferred tax assets not recognized / Realization, net	(565,697)	38,481	44,000
Other permanent differences, net	(169,243)	(55,720)	307,717
Income and social contribution taxes	(1,106,009)	(864,653)	(1,809,622)
Current	(1,119,427)	(1,159,640)	(1,810,459)
Deferred	R$ 13,418	R$ 294,987	R$ 837
Income taxes
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Statutory tax rates	25.00%	25.00%	25.00%
Social contribution taxes
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Statutory tax rates	9.00%	9.00%	9.00%
Foreign subsidiaries | Bottom of range [member]
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	23.00%	23.00%	23.00%
Foreign subsidiaries | Top of range [member]
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	35.00%	35.00%	35.00%
Foreign subsidiaries with mainly financial activities
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	0.00%	0.00%	0.00%